Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2013
Fair Values of Financial Instruments

Note 17. Fair Values of Financial Instruments

Under the authoritative guidance on fair value measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions about risk and or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable inputs. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on the observability of the inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value will be classified and disclosed in one of the three following categories:

Level 1	Quoted prices in active markets for identical assets or liabilities;

Level 2	Quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability; or

Level 3	Unobservable inputs, such as discounted cash flow models or valuations.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The fair value estimates, methods and assumptions used by the Company in estimating its fair value disclosures for financial instruments were:

Cash and Due from Banks and Interest Bearing Deposits with Banks

The carrying amounts reported in the balance sheet for these instruments approximate fair value because of their immediate and shorter-term maturities, which is considered to be three months or less at the time of purchase.

Securities Available-for-Sale

Fair values for investment securities are based on quoted market prices, when available (Level 1). If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments (Level 2). When neither quoted prices nor comparable instruments are available, unobservable inputs are needed to form an expected future cash flow analysis to establish fair values (Level 3).

The Company owns certain beneficial interests in one collateralized debt obligation secured by community bank trust preferred securities. These interests do not trade in a liquid market, and therefore, market quotes are not a reliable indicator of their ultimate realizability. The Company utilizes a discounted cash flow model using inputs of (1) market yields of trust-preferred securities as the discount rate and (2) expected cash flows which are estimated using assumptions related to defaults, deferrals and prepayments to determine the fair values of these beneficial interests. Many of the factors that adjust the timing and extent of cash flows are based on judgment and not directly observable in the markets. Therefore, these fair values are classified as Level 3 valuations for accounting and disclosure purposes. Since observable transactions in these securities are extremely rare, the Company uses assumptions that a market participant would use in valuing these instruments. These assumptions primarily include cash flow estimates and market discount rates. The cash flow estimates are sensitive to the assumptions related to the ability of the issuers to pay the underlying trust preferred securities according to their terms. The market discount rates depend on transactions, which are rare given the lack of interest of investors in these types of beneficial interests.

The following table presents assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2013:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$282,816,400	$—	$282,816,400
Mortgage-backed securities	—	17,166,394	—	17,166,394
State, County, Municipals	—	95,427,405	—	95,427,405
Other Investments	—	—	2,766,203	2,766,203

	$—	$395,410,199	$2,766,203	$398,176,402

The following table presents assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2012:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$269,110,901	$—	$269,110,901
Mortgage-backed securities	—	38,421,301	—	38,421,301
State, County, Municipals	—	110,569,360	—	110,569,360
Other Investments	—	—	2,806,253	2,806,253

	$—	$418,101,562	$2,806,253	$420,907,815

The following table reports the activity in assets measured at fair value on a recurring basis using significant unobservable inputs, during the years ended December 31, 2013 and 2012.

	2013	2012
Balance at January 1	$2,806,253	$2,029,295
Principal payments received	(68,012)	—
Unrealized gains included in other comprehensive income	27,962	776,958

Balance at December 31	$2,766,203	$2,806,253

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains

As of December 31, 2013 and 2012, management determined, based on the current credit ratings, known defaults and deferrals by the underlying banks and the degree to which future defaults and deferrals would be required to occur before the cash flow for the Company’s tranche is negatively impacted, that no other-than-temporary impairment exists.

The Company recorded no gains or losses in earnings for the period that were attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.

Net Loans

For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values. The fair values for other loans (i.e., commercial real estate and rental property mortgage loans, commercial and industrial loans, financial institution loans, and agricultural loans) are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Impaired Loans

Loans considered impaired are reserved for at the time the loan is identified as impaired taking into account the fair value of the collateral less estimated selling costs. Collateral may be real estate and/or business assets including but not limited to, equipment, inventory and accounts receivable. The fair value of real estate is determined based on appraisals by qualified licensed appraisers. The fair value of the business assets is generally based on amounts reported on the business’s financial statements. Appraised and reported values may be adjusted based on management’s historical knowledge, changes in market conditions from the time of valuation and management’s knowledge of the client and the client’s business. Since not all valuation inputs are observable, these nonrecurring fair value determinations are classified Level 3. Impaired loans are reviewed and evaluated on at least a quarterly basis for additional impairment and adjusted accordingly, based on the same factors previously identified.

Other real estate owned

OREO is comprised of commercial and residential real estate obtained in partial and total satisfaction of loan obligations. OREO acquired in settlement of indebtedness is recorded at fair value of the real estate, less costs to sell. Subsequently, it may be necessary to record nonrecurring fair value adjustments for decline in fair value. Fair value, when recorded, is determined based on appraisals by qualified licensed appraisers and adjusted for management’s estimates of costs to sell. As such, values for OREO are classified as Level 3.

The following table presents assets measured at fair value on a nonrecurring basis during December 31, 2013 and 2012 and were still held at those respective dates:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2013
Impaired loans	$—	$—	$8,782,923	$8,782,923
Other real estate owned	—	—	645,468	645,468

	$—	$—	$9,428,391	$9,428,391

December 31, 2012
Impaired loans	$—	$—	$4,099,031	$4,099,031
Other real estate owned	—	—	2,469,110	2,469,110

	$—	$—	$6,568,141	$6,568,141

Impaired loans with a carrying value of $11,079,526 and $5,192,258 had an allocated allowance for loan losses of $2,296,603 and $1,093,227 at December 31, 2013 and 2012, respectively. The allocated allowance is based on the carrying value of the impaired loan and the fair value of the underlying collateral less estimated costs to sell.

After monitoring the carrying amounts for subsequent declines or impairment after foreclosure, management determined that a fair value adjustment to OREO in the amount of $276,400 and $309,797 was necessary and was recorded during the year ended December 31, 2013 and 2012, respectively.

Federal Funds Sold and Securities Sold Under Agreement to Repurchase

Due to the short term nature of these instruments, the carrying amount is equal to the fair value.

Deposits

The fair values for demand deposits, NOW and money market accounts and savings accounts are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). The carrying amounts for variable-rate, fixed-term money market accounts and time deposits approximate their fair values at the reporting date. Fair values for fixed-rate time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on similar deposits to a schedule of aggregated expected monthly maturities on time deposits.

Federal Home Loan Bank Borrowings

The fair value of FHLB advances is based on discounted cash flow analysis.

Off-Balance Sheet Instruments

The fair value of commitments to extend credit and letters of credit are estimated using fees currently charged to enter into similar agreements. The fees associated with these financial instruments are not material.

The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2013:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$16,040,195	$16,040,195	$—	$—	$16,040,195
Interest bearing deposits with banks	684,100	684,100	—	—	684,100
Securities available-for-sale	432,065,590	—	395,410,199	2,766,203	398,176,402
Net loans	384,104,766	—	—	385,646,132	385,646,132

Financial liabilities
Deposits	$654,629,796	$422,186,092	$—	$232,602,224	$654,788,316
Federal Home Loan Bank advances	33,500,000	—	—	34,622,359	34,622,359
Securities Sold under Agreement to Repurchase	82,420,781	82,420,781	—	—	82,420,781

The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2012:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$21,561,288	$21,561,288	$—	$—	$21,561,288
Interest bearing deposits with banks	16,228,747	16,228,747	—	—	16,228,747
Securities available-for-sale	413,973,929	—	418,101,563	2,806,252	420,907,815
Net loans	361,936,495	—	—	362,114,991	362,114,991

Financial liabilities
Deposits	$642,549,338	$394,298,501	$—	$248,464,899	$642,763,400
Federal Home Loan Bank advances	68,500,000	—	—	70,844,530	70,844,530
Securities Sold under Agreement to Repurchase	73,306,765	73,306,765	—	—	73,306,765